Provisions	12 Months Ended
Jun. 30, 2021
Provisions
12. Provisions

12. Provisions

Commercial production

On April 16, 2014, the Company signed a Sale and Purchase Agreement and a Mineral Rights Agreement (together “the Agreements”) with Malagasy to acquire the remaining 25% interest in the Molo Graphite Property. Pursuant to the Agreements, a further cash payment of approximately $806,200 (CAD$1,000,000) will be due within five days of the commencement of commercial production (“Commercial Production Fee”).

As of June 30, 2021, the Company believes that construction can be completed within 12 months and that commercial production could be declared on or around June 30, 2022, and as such recognized a provision of $708,514 based on the present value of the Commercial Production Fee using a 13.8% discount rate. The Commercial Production Fee provision was capitalized as mining property under property, plant and equipment.

Flow-through

During fiscal 2014, the Company issued 17,889,215 flow-through shares to eligible Canadian taxpayer subscribers which included a contractual commitment for the Company to incur $3,812,642 in eligible Canadian Exploration Expenditures (“CEEs”) by December 31, 2014 as per the provisions of the Income Tax Act of Canada. The CEEs were renounced as a tax credit to the flow-through share subscribers on December 31, 2013. As at December 31, 2014, the Company had unfulfilled CEE obligations. During the year ended June 30, 2015, the Company recorded a provision for the Part XII.6 taxes and related penalties payable to the Canada Revenue Agency and for the indemnification liability to subscribers of the flow-through shares for the additional taxes payable related to the CEE renunciation shortfall. During the year ended June 30, 2017, the Company paid $131,320 in Part XII.6 taxes, resulting in a reduction in the provision, and following a reassessment of its obligation to subscribers the Company increased the provision by $131,320. During the year ended June 30, 2018, the provision was adjusted due to foreign exchange fluctuations to $180,652. During the year ended June 30, 2019, there were $Nil adjustments to the provision balance. During the year ended June 30, 2020, the provision was adjusted due to foreign exchange fluctuations to $174,418. During the year ended June 30, 2021, based on the limited amount of completed settlements the Company revised the provision downward to $29,508.